Dispositions (Narrative) (Details) - Emera Maine - Disposition - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 24, 2020	Mar. 24, 2020	Dec. 31, 2019
Details of the assets and liabilities classified as held for sale [Line items]
Disposition, Name	Emera Maine
Disposition, Value	$ 2,000	$ 2,000
Proceeds on disposition of business	1,400
Disposition, Depreciation and Amortization		$ 53	$ 39
Disposition, gain on disposition	585
Disposition, gain on disposition, net of tax	$ 309